CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 48,129,194	$ 33,475,266	$ 36,046,113
Other financial assets	12,135,020	5,401,133	11,161,398
Trade receivables	158,006,474	111,752,310	88,784,172
Other receivables	28,824,998	19,327,584	11,153,705
Income and minimum presumed recoverable income taxes	9,444,898	1,647,398	990,881
Inventories	140,426,975	126,044,122	61,037,551
Biological assets	146,842	57,313	2,315,838
Total current assets	397,114,401	297,705,126	211,489,658
NON-CURRENT ASSETS
Other financial assets	444,909	619,841	1,097,462
Trade receivables		200,412	135,739
Other receivables	2,546,241	2,254,199	2,543,142
Income and minimum presumed recoverable income taxes	16,286	44,412	12,589
Deferred tax assets	7,312,964	4,011,374	3,278,370
Investments in joint ventures and associates	39,296,810	38,554,092	30,657,173
Investment properties	3,589,749
Property, plant and equipment	67,853,835	49,908,325	47,954,596
Intangible assets	173,783,956	76,704,869	67,342,362
Goodwill	112,163,432	36,073,685	28,751,206
Right of use asset	13,936,575	12,144,026	1,327,660
Total non-current assets	420,944,757	220,515,235	183,100,299
Total assets	818,059,158	518,220,361	394,589,957
CURRENT LIABILITIES
Trade and other payables	150,807,674	125,849,620	72,091,408
Borrowings	107,639,659	71,301,468	76,785,857
Employee benefits and social security	9,606,707	7,619,121	4,680,078
Deferred revenue and advances from customers	24,875,662	5,895,313	6,277,313
Income tax payable	509,034	7,538,764	7,452,891
Consideration for acquisition	1,415,099	3,048,562
Lease liabilities	3,858,699	1,412,904	750,308
Total current liabilities	298,712,534	222,665,752	168,037,855
NON-CURRENT LIABILITIES
Borrowings	60,670,946	74,177,169	47,988,468
Deferred revenue and advances from customers	2,057,805
Government grants			784
Joint ventures and associates	622,823	717,948	1,278,250
Deferred tax liabilities	35,785,347	29,005,943	25,699,495
Provisions	891,769	603,022	449,847
Consideration for acquisition	3,578,157	9,854,228	11,790,533
Secured notes	75,213,146	12,559,071	48,664,012
Lease liabilities	10,030,524	10,338,380	390,409
Total non-current liabilities	188,850,517	137,255,761	136,261,798
Total liabilities	487,563,051	359,921,513	304,299,653
EQUITY
Equity attributable to owners of the parent	298,594,088	127,358,573	67,743,242
Non-controlling interest	31,902,019	30,940,275	22,547,062
Total equity	330,496,107	158,298,848	90,290,304
Total equity and liabilities	$ 818,059,158	$ 518,220,361	$ 394,589,957